Note 35 - Derivatives - Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying amount of Financial instruments designated as fair value hedges [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	€ 12,397	€ 25,568
Bonds at amortized costs	582
Loans at amortized cost	0	831
Long-term debt	0	0
Deposits	0	0
Carrying amount of Financial instruments designated as fair value hedges [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds at amortized costs	0
Loans at amortized cost	0	0
Long-term debt	62,294	57,883
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	221	100
Bonds at amortized costs	5
Loans at amortized cost	0	22
Long-term debt	0	0
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds at amortized costs	0
Loans at amortized cost	0	0
Long-term debt	1,595	4,196
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	4	2
Bonds at amortized costs	2
Loans at amortized cost	0	4
Long-term debt	0	0
Deposits	0	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds at amortized costs	0
Loans at amortized cost	0	0
Long-term debt	302	629
Deposits	0	0
Fair Value changes used for hedge effectiveness [Member] | Hedged Items [Domain Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	724	12
Bonds at amortized costs	12
Loans at amortized cost	0	63
Long-term debt	2,329	(1,132)
Deposits	€ 0	€ 0